Share-based payments - Additional Information (Detail) $ / shares in Units, $ in Billions		12 Months Ended
	Feb. 07, 2024 $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement weighted average fair value per share | $ / shares		$ 8.23		$ 6.99	$ 6.93
Additional expense | €			€ 0
Performance Based Options [Member] | Tranche One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum market capitalization		$ 1.5
Performance Based Options [Member] | Tranche Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum market capitalization		2.0
Performance Based Options [Member] | Tranche Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum market capitalization		$ 3.0
Performance Based Options [Member] | Granted On February 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement weighted average fair value per share | $ / shares	$ 6.37